UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WCG Management, L.P.
Address:  225 Liberty Street, 7th Floor
          New York, NY 10281

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ken Ulbricht
           ---
Title:     Managing Director, Chief Operating Officer
Phone:     (212)895-3011

Signature,  Place,  and  Date  of  Signing:

Ken Ulbricht     New York, NY     07/23/2009

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           1
Form 13F Information Table Value Total:        $55,072.34
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                               FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/ 	 SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT 	 PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- --------  ---------  --- ---- ------- -------- 	------ ------ ----

ARCHER-DANIELS-MIDLAND CO          COM        39483102      1178       44000  SH         Sole     N/A          Sole
CAMPBELL SOUP CO                   COM        134429109      411       14000  SH         Sole     N/A          Sole
CME GROUP RESTRICT                 COM        12572Q105     2489        8000  SH         Sole     N/A          Sole
COLGATE-PALMOLIVE CO               COM        194162103     2438       34500  SH         Sole     N/A          Sole
CONAGRA FOODS INC                  COM        205887102      581       30500  SH         Sole     N/A          Sole
COSTCO WHOLESALE CORP              COM        22160K105     1350       29500  SH         Sole     N/A          Sole
CVS CAREMARK CORP                  COM        126650100     3189      100000  SH         Sole     N/A          Sole
DOW CHEMICAL                       COM        260543103     7903      490000  SH         Sole     N/A          Sole
FAIRPOINT COMMUNICATIONS INC       COM        305560104        0          13  SH         Sole     N/A          Sole
GENERAL MILLS INC                  COM        370334104     1255       22500  SH         Sole     N/A          Sole
HJ HEINZ CO (NYS)                  COM        423074103      766       21500  SH         Sole     N/A          Sole
KELLOGG CO                         COM        487836108      787       17000  SH         Sole     N/A          Sole
KIMBERLY - CLARK CORP              COM        494368103     1491       28500  SH         Sole     N/A          Sole
KRAFT FOODS INC-A                  COM        50075N104     2539      100500  SH         Sole     N/A          Sole
MCDONALDS CORP                     COM        580135101     7935      138000  SH         Sole     N/A          Sole
MEAD JOHNSON NUTRITION CO-A(NYS)   COM        582839106      173        5500  SH         Sole     N/A          Sole
PROCTER & GAMBLE CO                COM        742718109    10211      200000  SH         Sole     N/A          Sole
SYSCO CORP                         COM        871829107      908       40500  SH         Sole     N/A          Sole
WALGREEN CO                        COM        931422109     2001       68000  SH         Sole     N/A          Sole
WAL-MART STORES INC                COM        931142103     7469      154000  SH         Sole     N/A          Sole

